Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ 2,915	$ (944)
Items that may be reclassified to profit (loss)
Currency translation differences (net of taxes of $(2) and $(17))	(43)	(100)
Change in fair value of debt securities (net of taxes of $nil and $nil)	(2)	0
Items that may be reclassified to profit	(45)	(100)
Items that will not be reclassified to profit (loss)
Change in fair value of marketable equity securities (net of taxes of $1 and $(3))	(4)	24
Remeasurements of retirement benefit plans (net of taxes of $(91) and $29)	171	(50)
Items that will not be reclassified to profit	167	(26)
Total other comprehensive income (loss) for the year	122	(126)
Total comprehensive income (loss) for the year	3,037	(1,070)
Total other comprehensive income (loss) attributable to:
Shareholders of the company	126	(112)
Non-controlling interests	(4)	(14)
Total other comprehensive income (loss) for the year	122	(126)
Total comprehensive income (loss) attributable to:
Shareholders of the company	2,994	(976)
Non-controlling interests	43	(94)
Total comprehensive income (loss) for the year	$ 3,037	$ (1,070)